Long-Term Loans, Net of Current Maturities (Details) - Schedule of linkage and interest rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of linkage and interest rates [Abstract]
Weighted interest rate	3.33%
Long-term loans, net of current maturities	$ 2,031	$ 2,705
Less - current maturities	815	664
Total amount of the loans	$ 1,216	$ 2,041